Document And Entity Information	Mar. 12, 2020
Document Information Line Items
Entity Registrant Name	World Wrestling Entertainment, Inc.
Trading Symbol	WWE
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001091907
Document Period End Date	Mar. 12, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16131
Entity Tax Identification Number	04-2693383
Entity Address, Address Line One	1241 East Main Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	352-8600
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Security Exchange Name	NYSE